Prepayments, deposits, and other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments, deposits, and other current assets [Abstract]
Schedule of prepaid expenses and other current assets
	2022	2021
	In thousands of USD
Deposits to software developer	$675	$2,196
Prepayments to suppliers	275	290
Other current assets	46	46
Total	$996	$2,532